Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	PNC ADVANTAGE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000908823
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2012
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAVXX
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PADXX
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAUXX
PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PABXX
PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAAXX
PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAHXX
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAIXX
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAYXX
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAEXX

PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund
PNC ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC Advantage Institutional Government Money Market Fund	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	none	none	none
Shareholder Servicing Fees	none	0.10%	0.25%
Other	0.16%	0.16%	0.16%
Other Expenses	0.16%	0.26%	0.41%
Total Annual Fund Operating Expenses	0.31%	0.41%	0.56%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PNC Advantage Institutional Government Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	32	100	174	393
Advisor Shares	42	132	230	518
Service Shares	57	179	313	701

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.
government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund invests in repurchase agreements collateralized by obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government
National Mortgage Association, are backed by the full faith and credit of the
U.S. Treasury, while obligations issued by others, such as the Federal National
Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal
Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government.
Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S.
government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. The Securities and
Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's
Institutional, Advisor Shares and Service Shares. Performance shown for the
Advisor Shares is annualized. Performance shown for the Service Shares is based on the returns of the Fund's Institutional Shares and is not adjusted to reflect the expenses of the Service Shares. The performance shown for the
Service Shares would be lower if it were adjusted to reflect the actual expenses of the Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs or
by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2011 was
0.03%.
Calendar Year Total Returns

Best Quarter 0.03% (12/31/2010) Worst Quarter 0.00% (12/31/2011) The Fund's year-to-date total return for Institutional Shares through June 30, 2012 was 0.01%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC Advantage Institutional Government Money Market Fund	1 Year	Since Inception	Inception Date
Institutional Shares	0.03%	0.05%	Oct 1, 2009
Advisor Shares	0.03%	0.03%	Jan 28, 2011
Service Shares	0.03%	0.05%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.
government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund invests in repurchase agreements collateralized by obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120
		days.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government
National Mortgage Association, are backed by the full faith and credit of the
U.S. Treasury, while obligations issued by others, such as the Federal National
Mortgage Association, the Federal Home Loan Mortgage Corporation and Federal
Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government.
Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S.
government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. The Securities and
Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment
		at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's
Institutional, Advisor Shares and Service Shares. Performance shown for the
Advisor Shares is annualized. Performance shown for the Service Shares is based on the returns of the Fund's Institutional Shares and is not adjusted to reflect the expenses of the Service Shares. The performance shown for the
Service Shares would be lower if it were adjusted to reflect the actual expenses of the Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs or
by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2011 was
		0.03%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-364-4890
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 0.03% (12/31/2010) Worst Quarter 0.00% (12/31/2011) The Fund's year-to-date total return for Institutional Shares through June 30, 2012 was 0.01%.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	32
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	100
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	393
Annual Return 2010	rr_AnnualReturn2010	0.06%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	518
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 2011
PNC Advantage Institutional Government Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Government Money Market Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%

PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund
PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC Advantage Institutional Money Market Fund		Institutional Shares	Advisor Shares	Service Shares
Management Fees		0.15%	0.15%	0.15%
Distribution (12b-1) Fees		none	none	none
Shareholder Servicing Fees		none	0.10%	0.25%
Other	[1]	0.08%	0.08%	0.08%
Other Expenses		0.08%	0.18%	0.33%
Total Annual Fund Operating Expenses	[1]	0.23%	0.33%	0.48%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PNC Advantage Institutional Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	24	74	130	293
Advisor Shares	34	106	185	418
Service Shares	49	154	269	604

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a variety of high quality, short-term U.S.
dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. The Fund may invest in foreign obligations. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations
("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of
comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by, but not limited to, cash, government obligations, eligible commercial paper or investment grade fixed income securities and issued by financial institutions such as banks and broker-dealers. Investment grade fixed income securities are securities rated in one of the four highest rating categories by at least one NRSRO, or if unrated, determined by the Adviser to be of comparable quality. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government
National Mortgage Association, are backed by the full faith and credit of the U.S.
Treasury, while obligations issued by others, such as the Federal National Mortgage
Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks,
are backed soely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies, including foreign banks or foreign branches of U.S. banks, or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign issuers or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government.
Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S.
government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S.
government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. The Securities and
Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the
Fund's Institutional, Advisor and Service Shares. Since no Advisor Shares
were outstanding from February 24, 2005 through September 14, 2006, performance of the Fund's Advisor Shares for this period is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses borne by the Fund's Advisor Shares. Performance shown for the Service Shares is based on the returns of the Fund's Institutional
Shares and is not adjusted to reflect the expenses of the Service Shares.
The performance shown for the Service Shares would be lower if it were adjusted to reflect the actual expenses of the Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs or
by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2011 was
0.06%.
Calendar Year Total Returns

Best Quarter 1.32% (12/31/2006) Worst Quarter 0.01% (9/30/2011) The Fund's year-to-date total return for Institutional Shares through June 30, 2012 was 0.02%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC Advantage Institutional Money Market Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	0.05%	1.64%	2.33%	Oct 28, 2004
Advisor Shares	0.05%	1.61%	2.28%	Nov 19, 2004
Service Shares	0.05%	1.64%	2.33%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a variety of high quality, short-term U.S.
dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. The Fund may invest in foreign obligations. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations
("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of
comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by, but not limited to, cash, government obligations, eligible commercial paper or investment grade fixed income securities and issued by financial institutions such as banks and broker-dealers. Investment grade fixed income securities are securities rated in one of the four highest rating categories by at least one NRSRO, or if unrated, determined by the Adviser to be of comparable quality. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120
		days.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government
National Mortgage Association, are backed by the full faith and credit of the U.S.
Treasury, while obligations issued by others, such as the Federal National Mortgage
Association, the Federal Home Loan Mortgage Corporation and Federal Home Loan Banks,
are backed soely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies, including foreign banks or foreign branches of U.S. banks, or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign issuers or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government.
Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S.
government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S.
government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. The Securities and
Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment
		at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the
Fund's Institutional, Advisor and Service Shares. Since no Advisor Shares
were outstanding from February 24, 2005 through September 14, 2006, performance of the Fund's Advisor Shares for this period is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses borne by the Fund's Advisor Shares. Performance shown for the Service Shares is based on the returns of the Fund's Institutional
Shares and is not adjusted to reflect the expenses of the Service Shares.
The performance shown for the Service Shares would be lower if it were adjusted to reflect the actual expenses of the Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs or
by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2011 was
		0.06%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-364-4890
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 1.32% (12/31/2006) Worst Quarter 0.01% (9/30/2011) The Fund's year-to-date total return for Institutional Shares through June 30, 2012 was 0.02%.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	24
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	74
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	130
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	293
Annual Return 2005	rr_AnnualReturn2005	3.15%
Annual Return 2006	rr_AnnualReturn2006	5.02%
Annual Return 2007	rr_AnnualReturn2007	5.22%
Annual Return 2008	rr_AnnualReturn2008	2.67%
Annual Return 2009	rr_AnnualReturn2009	0.30%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 28, 2004
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.06%
PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	418
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 2004
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.06%
PNC Advantage Institutional Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Money Market Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.06%

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund
PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC Advantage Institutional Treasury Money Market Fund	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	none	none	none
Shareholder Servicing Fees	none	0.10%	0.25%
Other	0.15%	0.15%	0.15%
Other Expenses	0.15%	0.25%	0.40%
Total Annual Fund Operating Expenses	0.30%	0.40%	0.55%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PNC Advantage Institutional Treasury Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	31	97	169	381
Advisor Shares	41	128	224	505
Service Shares	56	176	307	689

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements collateralized by obligations of the U.S. Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered, the values of its debt securities or other instruments may fall.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. The Securities and
Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's
Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's
Institutional, Advisor Shares and Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs or
by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2011 was
0.03%.
Calendar Year Total Returns

Best Quarter 0.02% (12/31/2010) Worst Quarter 0.00% (9/30/2011) The Fund's year-to-date total return for Institutional Shares through June 30, 2012 was 0.01%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC Advantage Institutional Treasury Money Market Fund	1 Year	Since Inception	Inception Date
Institutional Shares	0.01%	0.02%	Oct 1, 2009
Advisor Shares	0.01%	0.01%	Mar 16, 2011
Service Shares	0.01%	0.03%	Oct 29, 2010

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 28, 2012
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs
		would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements collateralized by obligations of the U.S. Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120
		days.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Counter-Party Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered, the values of its debt securities or other instruments may fall.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. The Securities and
Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment
		at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's
Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's
Institutional, Advisor Shares and Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs or
by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2011 was
		0.03%.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-364-4890
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_371/Overview.fs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 0.02% (12/31/2010) Worst Quarter 0.00% (9/30/2011) The Fund's year-to-date total return for Institutional Shares through June 30, 2012 was 0.01%.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	381
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 16, 2011
PNC Advantage Institutional Treasury Money Market Fund (Prospectus Summary) | PNC Advantage Institutional Treasury Money Market Fund | Service Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 2010